Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

During the year ended December 31, 2020, the Company repaid $5,245 to the Company’s CEO and director. As of December 31, 2020, the Company has $23,393 in related party loan.

During the year ended December 31, 2020, the Company recorded salaries expense of $64,903 (2019–$65,589) related to services rendered to the Company by its CEO.

During the year ended December 31, 2019, the Company incurred $112,665 payable to a U.S.-based corporation with whom the Company’s CEO and director is also a shareholder. The corporation is to help facilitate the purchase of inventory for the Company.